BUSINESS SEGMENTS	12 Months Ended
Jul. 22, 2013
Segment Reporting [Abstract]
BUSINESS SEGMENTS

9. BUSINESS SEGMENTS

During the first quarter of fiscal 2013, the Company reorganized its portfolio of 16 brands, including brands acquired as part of the PLG business in the fourth quarter of fiscal 2012, into the following three operating segments, which the Company has determined are reportable operating segments.

•	Lifestyle Group, consisting of Sperry Top-Sider® footwear and apparel, Stride Rite® footwear, Hush Puppies® footwear and apparel, Keds® footwear, and Soft Style® footwear;

•	Performance Group, consisting of Merrell® footwear and apparel, Saucony® footwear and apparel, Chaco® footwear, Patagonia® footwear, and Cushe® footwear; and

•	Heritage Group, consisting of Wolverine® footwear and apparel, Cat® footwear, Bates® uniform footwear, Sebago® footwear and apparel, Harley-Davidson® footwear, and HyTest® Safety footwear.

The reportable segments are engaged in designing, manufacturing, sourcing, marketing, licensing and distributing branded footwear, apparel and accessories. Reported revenue of the reportable operating segments includes revenue from the sale of branded footwear, apparel and accessories to third-party customers; royalty income from the licensing of the Company’s trademarks and brand names to third-party licensees and distributors; and revenue from the Company’s mono-branded consumer-direct business. The operating segment managers of the Lifestyle, Performance and Heritage Group operating segments all report directly to the Chief Operating Decision Maker. Prior year results have been restated to reflect these new reportable operating segments.

The Other category consists of the Company’s multi-branded consumer-direct business, the Company’s leather marketing operations, Wolverine Leathers, and the Company’s sourcing operations which include third-party commission revenues. The Corporate category consists primarily of unallocated corporate expenses including acquisition-related transaction and integration expenses. This segment structure is consistent with the way management makes operating decisions, allocates resources and manages the growth and profitability of the Company’s business. The Company allocated goodwill in accordance with FASB ASC Topic 350, Intangibles – Goodwill and Other in connection with the reorganization of the Company’s brand portfolio in the first quarter of fiscal 2013.

The accounting policies of each operating segment are the same as those described in the summary of significant accounting policies set forth in Note 1 to the consolidated condensed financial statements.

The performance of the reportable operating segments is evaluated by the Company’s management using various financial measures. The following is a summary of certain key financial measures for the respective fiscal periods indicated.

(In millions)	2012	2011	2010
Revenue:
Lifestyle Group	$309.6	$147.4	$134.6
Performance Group	674.6	619.4	514.6
Heritage Group	563.9	553.8	501.8
Other	92.7	88.5	97.5

Total	$1,640.8	$1,409.1	$1,248.5

Depreciation expense:
Lifestyle Group	$1.9	$0.5	$0.4
Performance Group	2.8	2.1	2.2
Heritage Group	1.1	1.0	0.9
Other	4.0	3.6	3.4
Corporate	11.4	7.7	7.6

Total	$21.2	$14.9	$14.5

Operating profit:
Lifestyle Group	$44.6	$32.2	$29.1
Performance Group	128.4	135.5	108.0
Heritage Group	83.5	91.6	87.6
Other	(1.1)	—	1.6
Corporate	(141.7)	(89.1)	(84.1)

Total	$113.7	$170.2	$142.2

Additions to property, plant and equipment:
Lifestyle Group	$1.7	$1.9	$0.7
Performance Group	1.9	3.7	2.6
Heritage Group	0.3	1.5	1.5
Other	2.5	1.1	4.5
Corporate	8.5	11.2	7.1

Total	$14.9	$19.4	$16.4

Total assets:
Lifestyle Group	$1,338.3	$76.2
Performance Group	513.7	231.2
Heritage Group	319.0	234.0
Other	80.8	60.4
Corporate	362.6	249.9

Total	$2,614.4	$851.7

Goodwill:
Lifestyle Group	$349.5	$6.4
Performance Group	87.0	10.4
Heritage Group	23.4	22.1

Total	$459.9	$38.9

Geographic information, based on shipping destination, related to revenue from external customers included in the consolidated statements of operations is as follows:

(In millions)	2012	2011	2010
United States	$1,079.9	$842.0	$768.6
Foreign:
Europe	310.1	336.9	218.5
Canada	112.6	114.0	103.4
Other	138.2	116.2	158.0

Total from foreign territories	560.9	567.1	479.9

	$1,640.8	$1,409.1	$1,248.5

The location of the Company’s long-lived assets (primarily property, plant and equipment) is as follows:

(In millions)	2012	2011
United States	$136.8	$71.4
Foreign countries	14.2	8.9

	$151.0	$80.3

The Company does not believe that it is dependent upon any single customer because no customer accounts for more than 10% of consolidated revenue.

The Company sources approximately 95% (based on pairs) of its footwear products from third-party suppliers located primarily in the Asia Pacific region. The remainder is produced at Company-owned manufacturing facilities in the U.S. and the Dominican Republic. All apparel and accessories are sourced from third-party suppliers. While changes in suppliers could cause delays in manufacturing and a possible loss of sales, management believes that other suppliers could provide similar products on comparable terms.